Business, Basis of Presentation and Business Combinations (Details Textual)	1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 28, 2016 USD ($) $ / shares shares	Oct. 31, 2015 USD ($)	Oct. 05, 2015 USD ($)	Sep. 30, 2015 USD ($)	May 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Apr. 28, 2016 CAD CAD / shares	May 20, 2015 USD ($)
Business Acquisition [Line Items]
Stockholders' Equity, Reverse Stock Split								On June 8, 2015, we reincorporated as a domestic Delaware corporation under Delaware General Corporate Law and changed our name from Rosewind Corporation to Aytu BioScience, Inc., and effected a reverse stock split in which each common stockholder received one share of common stock for every 12.174 shares outstanding. On June 30, 2016, Aytu effected another reverse stock split in which each common stockholder received one share of common stock for every 12 shares outstanding (herein referred to collectively as the Reverse Stock Splits). All share and per share amounts in this report have been adjusted to reflect the effect of these Reverse Stock Splits.		On June 8, 2015, we reincorporated as a domestic Delaware corporation under Delaware General Corporate Law and changed our name from Rosewind Corporation to Aytu BioScience, Inc., and effected a reverse stock split in which each common stockholder received one share of common stock for every 12.174 shares outstanding. On June 30, 2016, Aytu effected another reverse stock split in which each common stockholder received one share of common stock for every 12 shares outstanding (herein referred to collectively as the “Reverse Stock Splits”).
Payments to Acquire Businesses, Gross										$ 0	$ 1,000,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Asset										0	664,000
Amortization of Intangible Assets			$ 174,000							664,707	90,662
Business Combination, Contingent Consideration, Liability, Total										701,000
Accretion Expense											$ 6,000,000
Developed Technology Rights [Member]
Business Acquisition [Line Items]
Amortization of Intangible Assets								$ 520,000		520,000
Trade Names [Member]
Business Acquisition [Line Items]
Amortization of Intangible Assets								810,000		140,000
Customer Contracts [Member]
Business Acquisition [Line Items]
Amortization of Intangible Assets								140,000		810,000
Prostascint Business [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets, Total					$ 2,400,000								$ 2,391,000
Payments to Acquire Businesses, Gross					1,000,000
Business Combination, Consideration Transferred, Liabilities Incurred				$ 227,000	227,000
Business Combination, Contingent Consideration Arrangements, Change in Range of Outcomes, Contingent Consideration, Liability, Value, High					$ 2,500,000
Business Combination Contingent Consideration Percentage					8.00%
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Asset					$ 664,000			730,000		699,000
Amortization of Intangible Assets						$ 40,000	$ 40,000	80,000	$ 80,000
Business Combination Consideration Transferred Product Inventory					500,000
Jazz Pharmaceuticals Inc [Member] | Prosta Scint [Member] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross						790,000		790,000		790,000
Jazz Pharmaceuticals Inc [Member] | Prosta Scint [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross						80,000		80,000		80,000
Jazz Pharmaceuticals Inc [Member] | Prosta Scint [Member] | Customer Contracts [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross						720,000		720,000		720,000
Primsol Business [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets, Total			$ 1,799,000
Payments to Acquire Businesses, Gross		$ 500,000			500,000
Business Combination, Consideration Transferred, Liabilities Incurred		142,000			142,000					1,892,000
Amortization of Intangible Assets						61,000	$ 51,000	122,000	$ 51,000
Business Combination Consideration Transferred Inventory		102,000			102,000			102,000		102,000
Business Combination Consideration Transferred Product Inventory		40,000			40,000
Business Combination Consideration Transferred Work In Process Inventory								80,000		80,000
Primsol Business [Member] | Paid on April 1, 2016 [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred		500,000			500,000
Primsol Business [Member] | No Later Than July 01, 2016 [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred		500,000			500,000
Primsol Business [Member] | No Later Than November 30, 2016 [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred		$ 250,000			$ 250,000
Natesto [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets, Total						10,500,000		10,500,000		10,500,000
Payments to Acquire Businesses, Gross	$ 2,000,000									5,400,000
Business Combination, Consideration Transferred, Liabilities Incurred										3,200,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Asset								3,300,000		$ 3,200,000
Finite-Lived Intangible Assets, Remaining Amortization Period										8 years
Amortization of Intangible Assets						330,000		659,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	12,245,411
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 2,000,000											CAD 2,534,800
Business Acquisition, Share Price | (per share)	$ 0.16											CAD 0.207
One Time Non-Refundable Payments	$ 37,500,000
Other Accrued Liabilities						620,000		620,000
Accretion Expense						58,000		104,000
Natesto [Member] | License And Supply Agreement [Member]
Business Acquisition [Line Items]
Other Accrued Liabilities						$ 4,000,000		$ 4,000,000
Natesto [Member] | First Milestone [Member] | License And Supply Agreement [Member]
Business Acquisition [Line Items]
One Time Non-Refundable Payments	2,500,000
Sales Revenue Target	25,000,000
Natesto [Member] | Second Milestone [Member] | License And Supply Agreement [Member]
Business Acquisition [Line Items]
One Time Non-Refundable Payments	5,000,000
Sales Revenue Target	50,000,000
Natesto [Member] | Third Milestone [Member] | License And Supply Agreement [Member]
Business Acquisition [Line Items]
One Time Non-Refundable Payments	7,500,000
Sales Revenue Target	75,000,000
Natesto [Member] | Forth Milestone [Member] | License And Supply Agreement [Member]
Business Acquisition [Line Items]
One Time Non-Refundable Payments	10,000,000
Sales Revenue Target	100,000,000
Natesto [Member] | Fifth Milestone [Member] | License And Supply Agreement [Member]
Business Acquisition [Line Items]
One Time Non-Refundable Payments	12,500,000
Sales Revenue Target	125,000,000
Natesto [Member] | Second Upfront [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred	2,000,000
Natesto [Member] | Third Upfront [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred	$ 4,000,000